Exhibit 99
Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	July 2017
Payment Date	8/15/2017
Transaction Month	23
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,124,319,859.88	46,836	57.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$220,400,000.00	0.38000%	September 15, 2016
Class A-2a Notes	$273,400,000.00	0.950%	August 15, 2018
Class A-2b Notes	$100,000,000.00	1.586%	August 15, 2018
Class A-3 Notes	$300,000,000.00	1.410%	February 15, 2020
Class A-4 Notes	$105,720,000.00	1.740%	February 15, 2021
Class B Notes	$31,570,000.00	2.010%	March 15, 2021
Class C Notes	$21,040,000.00	2.260%	March 15, 2022
Total	$1,052,130,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,219,408.35

Principal:
Principal Collections	$13,543,049.49
Prepayments in Full	$6,735,459.30
Liquidation Proceeds	$369,452.63
Recoveries	$50,864.29
Sub Total	$20,698,825.71
Collections	$21,918,234.06

Purchase Amounts:
Purchase Amounts Related to Principal	$327,661.47
Purchase Amounts Related to Interest	$1,782.30
Sub Total	$329,443.77

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$22,247,677.83

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	July 2017
Payment Date	8/15/2017
Transaction Month	23
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$22,247,677.83
Servicing Fee	$394,140.95	$394,140.95	$0.00	$0.00	$21,853,536.88
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$21,853,536.88
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$21,853,536.88
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$21,853,536.88
Interest - Class A-3 Notes	$308,538.84	$308,538.84	$0.00	$0.00	$21,544,998.04
Interest - Class A-4 Notes	$153,294.00	$153,294.00	$0.00	$0.00	$21,391,704.04
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,391,704.04
Interest - Class B Notes	$52,879.75	$52,879.75	$0.00	$0.00	$21,338,824.29
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,338,824.29
Interest - Class C Notes	$39,625.33	$39,625.33	$0.00	$0.00	$21,299,198.96
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$21,299,198.96
Regular Principal Payment	$19,517,174.19	$19,517,174.19	$0.00	$0.00	$1,782,024.77
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,782,024.77
Residual Released to Depositor	$0.00	$1,782,024.77	$0.00	$0.00	$0.00
Total		$22,247,677.83

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$19,517,174.19
Total					$19,517,174.19
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$19,517,174.19	$65.06	$308,538.84	$1.03	$19,825,713.03	$66.09
Class A-4 Notes	$0.00	$0.00	$153,294.00	$1.45	$153,294.00	$1.45
Class B Notes	$0.00	$0.00	$52,879.75	$1.68	$52,879.75	$1.68
Class C Notes	$0.00	$0.00	$39,625.33	$1.88	$39,625.33	$1.88
Total	$19,517,174.19	$18.55	$554,337.92	$0.53	$20,071,512.11	$19.08

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	July 2017
Payment Date	8/15/2017
Transaction Month	23

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$262,586,250.78	0.8752875	$243,069,076.59	0.8102303
Class A-4 Notes	$105,720,000.00	1.0000000	$105,720,000.00	1.0000000
Class B Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$420,916,250.78	0.4000611	$401,399,076.59	0.3815109

Pool Information
Weighted Average APR	3.210%	3.199%
Weighted Average Remaining Term	38.69	37.87
Number of Receivables Outstanding	29,192	28,501
Pool Balance	$472,969,144.94	$451,664,256.71
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$443,431,743.64	$423,594,996.13
Pool Factor	0.4206713	0.4017222

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,621,599.30
Targeted Credit Enhancement Amount	$6,774,963.85
Yield Supplement Overcollateralization Amount	$28,069,260.58
Targeted Overcollateralization Amount	$50,265,180.12
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$50,265,180.12

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,621,599.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,621,599.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,621,599.30

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	July 2017
Payment Date	8/15/2017
Transaction Month	23
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		100	$329,265.34
(Recoveries)		67	$50,864.29
Net Loss for Current Collection Period			$278,401.05
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7063%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6848%
Second Prior Collection Period			0.3508%
Prior Collection Period			0.8212%
Current Collection Period			0.7226%
Four Month Average (Current and Prior Three Collection Periods)			0.6449%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,088	$6,574,410.60
(Cumulative Recoveries)			$700,157.91
Cumulative Net Loss for All Collection Periods			$5,874,252.69
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5225%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,148.66
Average Net Loss for Receivables that have experienced a Realized Loss			$2,813.34

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.74%	398	$7,857,515.17
61-90 Days Delinquent	0.22%	48	$983,654.58
91-120 Days Delinquent	0.04%	8	$171,712.84
Over 120 Days Delinquent	0.10%	25	$468,554.45
Total Delinquent Receivables	2.10%	479	$9,481,437.04

Repossession Inventory:
Repossessed in the Current Collection Period		25	$541,558.37
Total Repossessed Inventory		39	$914,665.64

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2738%
Prior Collection Period			0.2432%
Current Collection Period			0.2842%
Three Month Average			0.2671%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3595%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	July 2017
Payment Date	8/15/2017
Transaction Month	23

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer